Derivative Financial Instruments and Fair Value Measurements - Derivative Financial Instruments (Details) (USD $)			3 Months Ended	9 Months Ended	2 Months Ended																						1 Months Ended	3 Months Ended	9 Months Ended				10 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Contract [Member]	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Contract [Member]	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Contract [Member] Successor [Member]	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] agreement	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] agreement	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Interest Rate Swap - 2.256%, effective December 31, 2013 [Member]	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Interest Rate Swap - 2.256%, effective December 31, 2013 [Member]	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Interest Rate Swap - 2.249%, effective December 31, 2013 [Member]	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Interest Rate Swap - 2.249%, effective December 31, 2013 [Member]	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Interest Rate Swap - 2.250%, effective December 31, 2013 [Member]	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Interest Rate Swap - 2.250%, effective December 31, 2013 [Member]	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Minimum [Member]	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Minimum [Member]	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Maximum [Member]	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Maximum [Member]	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member]	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member]	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Minimum [Member]	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Minimum [Member]	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Maximum [Member]	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Maximum [Member]	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member]	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member]	Dec. 31, 2010 Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member]	Oct. 31, 2011 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member]	Sep. 30, 2011 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] agreement	Sep. 30, 2011 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] agreement	Sep. 30, 2012 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] agreement	Dec. 31, 2011 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] agreement	Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] agreement	Nov. 03, 2011 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Predecessor [Member]	Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Predecessor [Member]	Dec. 31, 2009 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Predecessor [Member]	Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 0.68%, effective December 31, 2010 [Member]
Dec. 31, 2010
Derivatives Designated as Hedging Instruments [Member]
Interest Rate Swap [Member]
Cash Flow Hedging [Member]
Interest Rate Swap - 0.68%, effective December 31, 2010 [Member]
Predecessor [Member]
																																						Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 0.784%, effective December 31, 2010 [Member]
Dec. 31, 2010
Derivatives Designated as Hedging Instruments [Member]
Interest Rate Swap [Member]
Cash Flow Hedging [Member]
Interest Rate Swap - 0.784%, effective December 31, 2010 [Member]
Predecessor [Member]
																																								Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 7.775%, effective December 31, 2010 [Member]
Dec. 31, 2010
Derivatives Designated as Hedging Instruments [Member]
Interest Rate Swap [Member]
Cash Flow Hedging [Member]
Interest Rate Swap - 7.775%, effective December 31, 2010 [Member]
Predecessor [Member]
																																										Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 0.76%, effective December 31, 2010 [Member]
Dec. 31, 2010
Derivatives Designated as Hedging Instruments [Member]
Interest Rate Swap [Member]
Cash Flow Hedging [Member]
Interest Rate Swap - 0.76%, effective December 31, 2010 [Member]
Predecessor [Member]
																																												Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 0.75%, effective December 31, 2010 [Member]
Dec. 31, 2010
Derivatives Designated as Hedging Instruments [Member]
Interest Rate Swap [Member]
Cash Flow Hedging [Member]
Interest Rate Swap - 0.75%, effective December 31, 2010 [Member]
Predecessor [Member]
																																														Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 0.784%, effective December 31, 2010 [Member]
Dec. 31, 2010
Derivatives Designated as Hedging Instruments [Member]
Interest Rate Swap [Member]
Cash Flow Hedging [Member]
Interest Rate Swap - 0.784%, effective December 31, 2010 [Member]
Predecessor [Member]
																																																Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 0.637%, effective September 30, 2010 [Member]	Sep. 30, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 0.637%, effective September 30, 2010 [Member]
Dec. 31, 2010
Derivatives Designated as Hedging Instruments [Member]
Interest Rate Swap [Member]
Cash Flow Hedging [Member]
Interest Rate Swap - 0.637%, effective September 30, 2010 [Member]
Predecessor [Member]
																																																			Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 6.68%, effective September 30, 2010 [Member]	Sep. 30, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 6.68%, effective September 30, 2010 [Member]
Dec. 31, 2010
Derivatives Designated as Hedging Instruments [Member]
Interest Rate Swap [Member]
Cash Flow Hedging [Member]
Interest Rate Swap - 6.68%, effective September 30, 2010 [Member]
Predecessor [Member]
																																																						Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 3.895%, effective June 30, 2008 [Member]	Jun. 30, 2008 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 3.895%, effective June 30, 2008 [Member]
Dec. 31, 2010
Derivatives Designated as Hedging Instruments [Member]
Interest Rate Swap [Member]
Cash Flow Hedging [Member]
Interest Rate Swap - 3.895%, effective June 30, 2008 [Member]
Predecessor [Member]
																																																									Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 3.895%, effective June 30, 2008 [Member]	Jun. 30, 2008 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 3.895%, effective June 30, 2008 [Member]
Dec. 31, 2010
Derivatives Designated as Hedging Instruments [Member]
Interest Rate Swap [Member]
Cash Flow Hedging [Member]
Interest Rate Swap - 3.895%, effective June 30, 2008 [Member]
Predecessor [Member]
																																																												Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 3.895%, effective June 30, 2008 [Member]	Jun. 30, 2008 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 3.895%, effective June 30, 2008 [Member]
Dec. 31, 2010
Derivatives Designated as Hedging Instruments [Member]
Interest Rate Swap [Member]
Cash Flow Hedging [Member]
Interest Rate Swap - 3.895%, effective June 30, 2008 [Member]
Predecessor [Member]
																																																															Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 0.895%, effective June 30, 2010 [Member]	Jun. 30, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 0.895%, effective June 30, 2010 [Member]
Dec. 31, 2010
Derivatives Designated as Hedging Instruments [Member]
Interest Rate Swap [Member]
Cash Flow Hedging [Member]
Interest Rate Swap - 0.895%, effective June 30, 2010 [Member]
Predecessor [Member]
																																																																		Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 0.89%, effective June 30, 2010 [Member]	Jun. 30, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 0.89%, effective June 30, 2010 [Member]
Dec. 31, 2010
Derivatives Designated as Hedging Instruments [Member]
Interest Rate Swap [Member]
Cash Flow Hedging [Member]
Interest Rate Swap - 0.89%, effective June 30, 2010 [Member]
Predecessor [Member]
																																																																					Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 3.399%, effective September 30, 2008 [Member]	Sep. 30, 2008 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 3.399%, effective September 30, 2008 [Member]
Dec. 31, 2010
Derivatives Designated as Hedging Instruments [Member]
Interest Rate Swap [Member]
Cash Flow Hedging [Member]
Interest Rate Swap - 3.399%, effective September 30, 2008 [Member]
Predecessor [Member]
																																																																								Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 3.399%, effective September 30, 2008 [Member]	Sep. 30, 2008 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 3.399%, effective September 30, 2008 [Member]
Dec. 31, 2010
Derivatives Designated as Hedging Instruments [Member]
Interest Rate Swap [Member]
Cash Flow Hedging [Member]
Interest Rate Swap - 3.399%, effective September 30, 2008 [Member]
Predecessor [Member]
																																																																											Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 3.399%, effective September 30, 2008 [Member]	Sep. 30, 2008 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 3.399%, effective September 30, 2008 [Member]
Dec. 31, 2010
Derivatives Designated as Hedging Instruments [Member]
Interest Rate Swap [Member]
Cash Flow Hedging [Member]
Interest Rate Swap - 3.399%, effective September 30, 2008 [Member]
Predecessor [Member]
																																																																														Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 0.774%, effective March 31, 2010 [Member]	Mar. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 0.774%, effective March 31, 2010 [Member]
Dec. 31, 2010
Derivatives Designated as Hedging Instruments [Member]
Interest Rate Swap [Member]
Cash Flow Hedging [Member]
Interest Rate Swap - 0.774%, effective March 31, 2010 [Member]
Predecessor [Member]
																																																																																	Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 0.785%, effective March 31, 2010 [Member]	Mar. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 0.785%, effective March 31, 2010 [Member]
Dec. 31, 2010
Derivatives Designated as Hedging Instruments [Member]
Interest Rate Swap [Member]
Cash Flow Hedging [Member]
Interest Rate Swap - 0.785%, effective March 31, 2010 [Member]
Predecessor [Member]
																																																																																				Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Eurocurrency Rate [Member] Minimum [Member]	Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Eurocurrency Rate [Member] Maximum [Member]
Interest Rate Protection [Abstract]
Number of interest rate agreements held						3	3																					19	19	0	0	18
Derivative, quarterly interest payments, receive rates, maximum						1.25%	1.25%
Notional amount decreases by quarter														$ 1,700,000	$ 1,700,000	$ 56,400,000	$ 56,400,000			$ 5,400,000	$ 5,300,000	$ 17,700,000	$ 17,700,000
Notional amount of nondesignated interest rate derivatives								512,633,000	512,633,000	512,633,000	512,633,000	512,633,000	512,633,000					1,600,000,000	1,600,000,000
Notional amount of interest rate cash flow hedge derivatives																												525,000,000	525,000,000			444,500,000				25,000,000	25,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000		25,000,000	25,000,000		25,000,000	25,000,000		100,000,000	21,000,000		50,000,000	10,500,000		50,000,000	10,500,000		25,000,000	25,000,000		25,000,000	25,000,000		40,000,000	11,000,000		30,000,000	8,250,000		30,000,000	8,250,000		50,000,000	50,000,000		50,000,000	50,000,000
Fixed Interest Rate								2.256%	2.256%	2.249%	2.249%	2.25%	2.25%																							0.68%		0.784%		0.775%		0.76%		0.75%		0.784%		0.637%			0.68%			3.895%			3.895%			3.895%			0.895%			0.89%			3.399%			3.399%			3.399%			0.774%			0.785%
Cost of derivative																			2,200,000
Derivative, cap interest rate																		2.00%	2.00%
Aggregate fair value of interest rate cash flow hedge liability																												2,200,000	2,200,000
Decrease in interest expense if not for interest rate protection agreements			6,400,000	26,200,000	9,900,000																							600,000	2,300,000				4,200,000	9,500,000	11,100,000
Weighted average interest rate of outstanding variable rate debt																												0.789%	0.789%			1.226%
Eurocurrency rate loan spread																																																																																				1.75%	3.50%
Loss on discontinuation of cash flow hedges																											1,900,000
Foreign Currency Exchange Risk Mitigation [Abstract]
Notional amount of nondesignated foreign currency derivatives																								91,400,000	94,500,000	92,100,000
Colalteral posted	$ 0	$ 0